Net Assets in Master Trust	12 Months Ended
Dec. 31, 2025
Retirement Savings Plan
EBP, Master Trust [Line Items]
Net Assets in Master Trust	Net Assets in Master Trust
The Master Trust held the investment in the Stable Value Fund until December 31, 2025. Effective December 31, 2025, the Master Trust was terminated, and the Stable Value Fund became an asset of the Plan. The net assets of all participating plans in the Master Trust, the Master Trust income, and the percentage interest the Plan held in the Master Trust are summarized as follows (in thousands):

	December 31, 2025		December 31, 2024
	Master Trust Assets	Plan's Interest in Master Trust	Master Trust Assets	Plan's Interest in Master Trust
Master Trust Assets
Southwest Airlines Co. Stable Value Fund	$—	$—	$1,159,079	$1,159,079

The following are the changes in net assets for the Master Trust for the year ended December 31, 2025 (in thousands):

Additions (deductions) to Master Trust net assets attributed to:
Interest and dividends	$33,791
Net transfers	(135,240)
Master Trust termination	(1,025,562)
FMV Adjustment	(32,068)
Net decrease in net assets in the Master Trust	(1,159,079)

Net assets in the Master Trust at beginning of year	$1,159,079
Net assets in the Master Trust at end of year	$—

	Year Ended
	December 31, 2025
	Master Trust	Plan's
	Income	Interest
Master Trust Income
Interest and dividends	$33,791	100.0%

The Plan in the Master Trust considers, among other items, any restrictions contained in the terms and conditions, nature of the Master Trust investments and its underlying assets, and its unit valuation methodology.

The synthetic GICs credit a stated interest rate for a specified period of time. The crediting rates of these contracts are reset quarterly. The crediting rates are determined by the market-to-book value ratios, and the yields and duration of underlying funds. Under the terms of the contracts, crediting rates have a floor value of zero. The crediting rate is primarily affected by a change in the annual effective yield to maturity of the underlying securities, but is also affected by the differential between the contract value and fair value of the covered investments. The difference is amortized over the duration of the covered investments.
The average yield earned by the Stable Value Fund for the year ended December 31, 2025 was 4.22 percent.

In certain circumstances, the amounts withdrawn are not considered in the ordinary course of operations and would be payable at market value rather than contract value. Each contract issuer specifies the events which may trigger a market value adjustment; such events may include material amendments to the Stable Value Fund’s structure; changes to the participating plan's competing investment options, including the elimination of equity wash provisions; complete or partial termination of the stable value investment fund, including a merger with another fund; the failure of the Plan to satisfy all applicable requirements of the Internal Revenue Code (the “Code”); group termination or lay-off including early retirement programs; termination of eligibility to participate in the Plan of a group of Employees previously eligible to participate in the Plan; merger, spin-off or divestiture of subsidiary; the bankruptcy or insolvency of a plan sponsor; the merger of the Plan with another plan or the Company’s establishment of another tax qualified defined contribution plan; the spin-off of Plan assets to another plan; any change in law, regulation, ruling, administrative or judicial position, or accounting requirement, applicable to the Stable Value Fund or participating plans; and the delivery of any communication to plan participants designed to induce participants to transfer from the Stable Value Fund.

In certain circumstances, issuers can terminate a contract if there has been a breach, misrepresentation, or material change by the manager or trustee that will negatively impact the wrap contract issuers’ interest. If the issuer terminated the investment contracts for one of these events, the investment contracts would be payable at fair value rather than at contract value.
Plan management assessed any events which may trigger a market value adjustment. Plan management noted that the Plan was amended and renamed as of the Effective Date upon the transfer of the net assets from the Southwest Airlines Co. ProfitSharing Plan into the Southwest Airlines Co. 401(k) Plan as previously described. Additionally, the Company announced a reduction in its workforce on February 17, 2025, designed to reduce operating costs, increase efficiency, and create a leaner and more agile organization as part of its transformational plan. Plan management does not believe these occurrences limited the stable value investment fund’s ability to transact at contract value with participants. Furthermore, the Plan management does not believe the occurrence of any other such market value event that would limit the stable value investment fund's ability to transact at contract value with participants is probable.